Acquisitions	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Acquisitions

Note 4.   Acquisitions

On January 26, 2021, the Company purchased 100% of the membership interests of Fiber Network Solutions, LLC (“FNS”), a Texas based company that provides new fiber optic construction services, as well as maintenance and repair services to renewable energy, commercial, and utility clientele in the United States. The overall consideration transferred was $20,059 thousand of cash and rollover equity valued at $2,000 thousand. The purchase price is subject to adjustment based upon FNS exceeding pre-determined EBITDA thresholds for the years ending 2021, 2022, 2023, and 2024, as defined in the agreement, subject to a maximum additional payment of $20.0 million. As of the acquisition date, the fair value of the contingent consideration was determined to be $8,200 thousand. The cash consideration was funded by the issuance of equity, as well as, the issuance of convertible notes with the majority member.

On August 6, 2021, the Company acquired certain assets and liabilities from Broken Arrow Communications, Inc. (“Broken Arrow”), a New Mexico based company that provides a wide variety of services for the installation, construction, and maintenance of wireless communication facilities. The consideration transferred was $5,000 thousand of cash. The purchase price is subject to adjustment based upon Broken Arrow exceeding pre-determined crew count and EBITDA thresholds for certain markets for the 5-month period of August 2021 through December 2021 and for the year ending December 31, 2022, as defined in the agreement, subject to a maximum additional payment of $10.0 million. As of the acquisition date, the fair value of the contingent consideration was determined to be $5,735 thousand. The cash consideration was funded by the issuance of convertible notes in June 2021.

On August 30, 2021, the Company purchased 100% of the membership interests of Concurrent Group LLC (“Concurrent”), a Florida based company that provides construction, maintenance, and restoration services for utilities, electric membership co-ops, and municipally owned power providers. The overall consideration transferred was $13,828 thousand of cash, rollover equity valued at $6,000 thousand, and acquisition debt of $14,143 thousand. The purchase price is subject to adjustment based upon Concurrent exceeding pre-determined EBITDA thresholds for LTM periods ending in the third quarter of 2022, 2023 and 2024, as defined in the agreement, subject to a maximum additional payment of $30.0 million. As of the acquisition date, the fair value of the contingent consideration was determined to be $10,210 thousand. The cash consideration was funded by the issuance of convertible notes in June 2021.

The acquisitions were recognized as business combinations with FNS reporting within our Renewables and Recovery Logistics Segment and Broken Arrow and Concurrent reporting within our Telecom Segment. The identifiable assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition dates. Goodwill resulted from expected synergies and revenue growth from combining operations with the Company.

Due to the limited time since the closing of the Broken Arrow and Concurrent acquisitions, the valuation efforts and related acquisition accounting are incomplete for both acquisitions at the time of filing of the condensed consolidated financial statements. As a result, the Company recognized provisional amounts that are subject to adjustment as the Company obtains additional information. In particular, additional time is needed to finalize the results of the valuation of assets acquired and liabilities assumed, specifically goodwill, intangible assets, and contingent consideration. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from the acquisition date.

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisitions (in thousands):

	FNS	Broken Arrow	Concurrent
Purchase consideration:
Cash paid	$20,059	$5,000	$13,828
Rollover equity	2,000	—	6,000
Contingent consideration	8,200	5,735	10,210
Acquisition debt	—	—	14,143
	$30,259	$10,735	$44,181
Purchase price allocations:
Cash	$—	$—	$1,830
Accounts receivable	—	5,121	8,402
Inventories	—	133	25
Prepaid expenses	—	94	—
Other current assets	—	—	10
Property and equipment	9,978	219	4,164
Other long-term assets	—	32	60
Customer relationships	17,370	4,690	24,186
Trademarks and trade names	270	80	1,330
Goodwill	8,082	4,433	10,738
	35,700	14,802	50,745
Accounts payable	—	(1,853)	(1,932)
Accrued expenses	—	(156)	(830)
Contract liabilities	—	(2,058)	(639)
Capital lease obligations	(5,441)	—	(3,163)
	$30,259	$10,735	$44,181

Note 3.     Acquisitions

Vertical Limit Acquisition

On March 29, 2019, pursuant to the Asset Purchase Agreement between QualTek and Vertical Limit Construction, LLC (the “Vertical Limit Seller”), QualTek acquired certain assets and liabilities from the Vertical Limit Seller. The transaction was accounted for as a business combination within the Telecom segment, and the overall consideration transferred was $16.3 million of cash. The purchase price was subject to adjustment based upon Vertical Limit exceeding pre-determined crew counts through May 15, 2019, EBITDA thresholds for 2019 and 2020, and trained employee counts through December 31, 2021, as defined in the agreement, subject to a maximum payment of $15.7 million. As of the acquisition date, the fair value of the contingent consideration was determined to be $7.7 million. As of December 31, 2020 and 2019, results of operations subsequent to the acquisition date and changes to management’s forecasts resulted in a change in fair value of the contingent consideration of ($1.2) million and $4.2 million, respectively, which is reflected in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019.

During the year ended December 31, 2019, the Company paid $3.0 million for the 2019 first quarter EBITDA earnout, as defined in the agreement, which was recorded as a reduction of contingent consideration on the consolidated balance sheets. As of December 31, 2020, $3.5 million of earned but unpaid consideration is included in current portion of long-term debt and capital lease obligations on the consolidated balance sheets as acquisition debt (See Note 7). Goodwill resulted from expected synergies and revenue growth from combining operations with the Company.

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisition (in thousands):

Purchase consideration:
Cash paid	$16,250
Contingent consideration	7,677
$23,927
Purchase price allocations:
Accounts receivable	$14,815
Inventories	65
Property and equipment	1,195
Prepaid expenses	72
Trademarks and trade names	1,900
Customer relationships	6,100
Goodwill	7,093
Other long-term assets	46
31,286
Accounts payable	(5,621)
Accrued expenses	(1,688)
Capital lease obligations	(50)
$23,927

Note 3.     Acquisitions (continued)

Vinculums Acquisition

On October 4, 2019, pursuant to the Asset Purchase Agreement between QualTek and Vinculums Services, LLC (the “Vinculums Seller”), QualTek acquired certain assets and liabilities from the Vinculums Seller. The transaction was accounted for as a business combination within the Telecom segment, and the overall consideration transferred was $43.6 million of cash and rollover equity valued at $12.5 million. The purchase price was subject to adjustment based upon Vinculums exceeding pre-determined EBITDA thresholds for 2019, 2020, and 2021, as defined in the agreement, subject to a maximum payment of $35 million. As of the acquisition date, the fair value of the contingent consideration was determined to be $22.6 million. As of December 31, 2020, results of operations subsequent to the acquisition date and changes to management’s forecasts resulted in a change in fair value of the contingent consideration of ($5.8) million, which is reflected in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2020. As of December 31, 2020, $5.0 million of earned but unpaid consideration is included in current portion of long-term debt and capital lease obligations on the consolidated balance sheets as acquisition debt (See Note 7). Goodwill resulted from expected synergies and revenue growth from combining operations with the Company.

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisition (in thousands):

Purchase consideration:
Cash paid	$43,595
Rollover equity	12,500
Contingent consideration	22,615
$78,710
Purchase price allocations:
Accounts receivable	$37,574
Inventories	1,668
Prepaid expenses	318
Property and equipment	990
Trademarks and trade names	4,500
Customer relationships	35,100
Goodwill	32,581
Other long-term assets	79
112,810
Accounts payable	(14,830)
Accrued expenses	(12,706)
Contract liabilities	(6,190)
Capital lease obligations	(374)
$78,710

The Company finalized the purchase price allocation for Vinculums, which resulted in an increase in goodwill of $973 thousand during the year ended December 31, 2020. The Company made this measurement period adjustment to reflect facts and circumstances that related to accounts receivable, accounts payable, and accrued expenses that existed at the acquisition date and did not result from intervening events subsequent to such date.

Note 3.     Acquisitions (continued)

Aerial Acquisition

On October 18, 2019, pursuant to the Asset Purchase Agreement between QualTek and Aerial Wireless Services, LLC (the “Aerial Seller”), QualTek acquired certain assets and liabilities from the Aerial Seller. The transaction was accounted for as a business combination within the Telecom segment, and the overall consideration transferred was $16.5 million of cash and rollover equity valued at $1.0 million. The purchase price was subject to adjustment based upon Aerial exceeding pre-determined billing thresholds under purchased contracts for 2019 and 2020, as defined in the agreement, subject to a maximum payment of $6.0 million. The agreement also included two timing payments of $1.5 million payable through October 18, 2020. As of December 31, 2019, $1.5 million was unpaid and was included in accrued expenses on the consolidated balance sheets. The balance was subsequently paid in 2020. As of the acquisition date, the fair value of the contingent consideration was determined to be $5.8 million. The full $6.0 million was paid in 2020. Goodwill resulted from expected synergies and revenue growth from combining operations with the Company.

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisition (in thousands):

Purchase consideration:
Cash paid	$16,497
Rollover equity	1,000
Contingent consideration	5,825
Timing payments	1,447
$24,769
Purchase price allocations:
Accounts receivable	$8,847
Inventories	150
Prepaid expenses	167
Property and equipment	1,446
Trademarks and trade names	340
Customer relationships	3,800
Goodwill	14,698
Other long-term assets	28
29,476
Accounts payable	(2,254)
Accrued expenses	(789)
Contract liabilities	(648)
Capital lease obligations	(1,016)
$24,769

The Company finalized the purchase price allocation for Aerial, which resulted in a decrease in goodwill of $153 thousand during the year ended December 31, 2020. The Company made this measurement period adjustment to reflect facts and circumstances that related to accounts receivable, inventory, prepaid assets, accounts payable, accrued expenses, and contract liabilities that existed at the acquisition date and did not result from intervening events subsequent to such date.

Costs incurred to affect the acquisitions, as well as costs associated with failed transactions, are recognized separately rather than included in the cost allocated to the assets acquired and liabilities assumed. Total transaction related costs of $1.0 million and $4.3 million were reflected in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2020 and 2019, respectively.

Note 3.     Acquisitions (continued)

Site Resources, LLC Acquisition — 2018 Acquisition

As of December 31, 2019, results of operations subsequent to the acquisition date of Site Resources, LLC resulted in a change in fair value of the contingent consideration of ($1.0) million, which is reflected in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019. No contingent consideration payments were made.

Recovery Logistics LLC Acquisition — 2018 Acquisition

As of December 31, 2019, results of operations subsequent to the acquisition date of Recovery Logistics, LLC (“RLI”) resulted in a change in fair value of the contingent consideration of $2.9 million, which is reflected in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019. During the year ended December 31, 2019, the Company paid $10.1 million to settle the RLI earnout for the specific event in 2018 which was recorded as a reduction of contingent consideration on the consolidated balance sheets. As of December 31, 2020, $2.1 million of earned but unpaid consideration is included in current portion of long-term debt and capital lease obligations on the consolidated balance sheets as acquisition debt (See Note 7).

NX Canada, ULC Acquisition — 2018 Acquisition

As of December 31, 2019, results of operations subsequent to the acquisition date of NX Canada, ULC resulted in a change in fair value of the contingent consideration of ($266) thousand, which is reflected in loss from discontinued operations in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019. No contingent consideration payments were made.